Common Stock Options (Details Narrative) - USD ($)											3 Months Ended		12 Months Ended
	Feb. 22, 2024	Oct. 26, 2023	Oct. 24, 2023	Aug. 08, 2023	Feb. 28, 2023	Sep. 19, 2022	Apr. 30, 2022	Jan. 17, 2022	Jan. 02, 2022	Jan. 01, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 15, 2023
Option, shares													118,500	108,404
Common stock issued for services, shares		12,500					1,000	4,920
Share price per share											$ 1.00		$ 1.00
Exercise price per share													$ 3.194	$ 4.125
Stock-based compensation											$ 525,978	$ 50,446	$ 258,574	$ 93,521
Common Stock [Member]
Common stock issued for services, shares											77,094		81,312	5,920
Six Employee [Member]
Common stock issued for services, shares	315,000
Exercise price	$ 1.92
Exercisable term	10 years
Volatility rate	41.00%
Six Employee [Member] | Call Option [Member]
Share price per share	$ 0.8581
Call option value	$ 270,296
Chief Executive Officer [Member]
Option, shares	140,000
Chief Executive Officer [Member] | Common Stock [Member]
Option, shares	140,000
Exercise price	$ 1.92
Exercisable term	10 years
Chief Financial Officer [Member]
Option, shares	75,000
Chief Financial Officer [Member] | Common Stock [Member]
Option, shares	75,000
Exercise price	$ 1.92
Exercisable term	10 years
Chief Financial Officer [Member] | Call Option [Member] | Common Stock [Member]
Share price per share										$ 1.1531
Call option value										$ 66,419
Director [Member]
Common stock issued for services, shares	79,166
Exercise price	$ 1.92
Exercisable term	10 years
Volatility rate	41.00%
Director [Member] | Common Stock [Member]
Option, shares				30,000
Common stock issued for services, shares	79,166
Exercise price	$ 1.92
Exercisable term	10 years			10 years
Volatility rate				39.00%
Exercise price per share				$ 2.51
Stock-based compensation													$ 9,364
Unamortized expenses													14,291
Director [Member] | Call Option [Member]
Share price per share	$ 1.1407
Call option value	$ 90,306
Director [Member] | Call Option [Member] | Common Stock [Member]
Share price per share				$ 0.7885
Call option value				$ 23,655
Four Employees [Member] | Common Stock [Member]
Option, shares			42,500
Exercisable term			10 years
Volatility rate			93.00%
Exercise price per share			$ 1.60
Vested term			1 year
Stock-based compensation													5,672
Unamortized expenses													24,581
Four Employees [Member] | Call Option [Member] | Common Stock [Member]
Share price per share			$ 0.7118
Call option value			$ 30,253
Chairman [Member] | Common Stock [Member]
Option, shares				30,000
Exercisable term				10 years
Volatility rate				39.00%
Exercise price per share				$ 6.00
Vested term				1 year
Stock-based compensation													1,952
Unamortized expenses													$ 2,980
Chairman [Member] | Call Option [Member] | Common Stock [Member]
Share price per share				$ 0.1644
Call option value				$ 4,932
Employee [Member] | Call Option [Member] | Common Stock [Member]
Share price per share					$ 2.0249
Call option value					$ 32,399
Employee One [Member] | Call Option [Member] | Common Stock [Member]
Share price per share						$ 1.715
Call option value						$ 17,155
Employee Two [Member] | Call Option [Member] | Common Stock [Member]
Share price per share									$ 1.1578
Call option value									$ 47,239
2022 Plan [Member]
Number of shares reserved for issuance															600,000
Option, shares											563,470
Weighted average exercise price											$ 2.39
weighted average remaining life, term											9 years
2022 Plan [Member] | Common Stock [Member]
Number of shares reserved for issuance															600,000
Option, shares													169,304
Weighted average exercise price													$ 3.47
2022 Plan [Member] | Chief Financial Officer [Member]
Stock-based compensation													$ 23,619	$ 44,280
2022 Plan [Member] | Chief Financial Officer [Member] | Common Stock [Member]
Option, shares				30,000						57,600
Exercisable term				10 years						10 years
Volatility rate				39.00%						29.00%
Share price per share										$ 4.125
Exercise price per share				$ 6.00						$ 4.125
Stock-based compensation													1,952	44,280
Unamortized expenses													2,980
Fully vested options to purchase										57,600
Volatility rate										29.00%
2022 Plan [Member] | Chief Financial Officer [Member] | Call Option [Member] | Common Stock [Member]
Share price per share				$ 0.1644						$ 1.1531
Call option value				$ 4,932						$ 66,419
2022 Plan [Member] | Director [Member] | Common Stock [Member]
Option, shares				30,000
Exercisable term				10 years
Volatility rate				39.00%
Exercise price per share				$ 2.51
Stock-based compensation													9,364
Unamortized expenses													14,291
2022 Plan [Member] | Director [Member] | Call Option [Member] | Common Stock [Member]
Share price per share				$ 0.7885
Call option value				$ 23,655
2022 Plan [Member] | Employee [Member] | Common Stock [Member]
Exercisable term					10 years
Share price per share					$ 4.125
Fully vested options to purchase					16,000
Volatility rate					50.00%
2022 Plan [Member] | Employee One [Member] | Common Stock [Member]
Exercisable term						10 years
Share price per share						$ 4.125
Stock-based compensation													4,288	1,201
Unamortized expenses													11,666
Fully vested options to purchase						10,004
Volatility rate						39.00%
2022 Plan [Member] | Employee Two [Member] | Common Stock [Member]
Exercisable term									10 years
Share price per share									$ 4.125
Stock-based compensation													$ 23,619	$ 23,620
Fully vested options to purchase									40,800
Volatility rate									29.00%